Convertible Instruments and Accrued Interest - Preferred stock (Details) $ / shares in Units, shares in Thousands, $ in Thousands	9 Months Ended	12 Months Ended
	Feb. 28, 2023 USD ($) $ / shares shares	May 31, 2022 USD ($) $ / shares shares	May 31, 2021 USD ($) shares
Class of Stock [Line Items]
Accrued dividends | $	$ 4,935	$ 3,977	$ 2,647
Series B Convertible Preferred Stock
Class of Stock [Line Items]
Shares of preferred stock | shares	19	19	79
Common stock conversion rate	10	10
Total shares of common stock if converted | shares	190	190
Undeclared dividend | $	$ 14	$ 10	$ 18
Total shares of common stock if dividends converted | shares	28	20	36
Preferred Stock, Liquidation Preference Per Share | $ / shares	$ 5.00	$ 5.00
Preferred stock dividend, value per share | $ / shares		0.25
Preferred stock conversion price, per share | $ / shares		$ 0.50
Undeclared dividend, shares | shares		10
Series C Convertible Preferred Stock
Class of Stock [Line Items]
Shares of preferred stock | shares	6	7	8
Common stock conversion rate	2,000	2,000
Total shares of common stock if converted | shares	12,670	13,806
Accrued dividends | $	$ 2,341	$ 2,014	$ 1,530
Total shares of common stock if dividends converted | shares	4,682	4,028	3,060
Preferred Stock, Liquidation Preference Per Share | $ / shares		$ 1,000
Preferred stock dividend rate, as a percent		10.00%
Preferred stock dividend, value per share | $ / shares		$ 0.50
Preferred stock conversion price, per share | $ / shares		$ 0.50
Series D Convertible Preferred Stock
Class of Stock [Line Items]
Shares of preferred stock | shares	9	9	9
Common stock conversion rate	1,250	1,250
Total shares of common stock if converted | shares	10,565	10,565
Accrued dividends | $	$ 2,594	$ 1,963	$ 1,117
Total shares of common stock if dividends converted | shares	5,188	3,926	2,234
Preferred Stock, Liquidation Preference Per Share | $ / shares		$ 1,000
Preferred stock dividend rate, as a percent		10.00%
Preferred stock dividend, value per share | $ / shares		$ 0.50
Preferred stock conversion price, per share | $ / shares		$ 0.50
Series C and Series D Convertible Preferred Stock
Class of Stock [Line Items]
Preferred Stock, Liquidation Preference Per Share | $ / shares	$ 1,000